                                                  ------------------------------
                                                          OMB APPROVAL
                                                  ------------------------------
                                                  OMB Number: 3235-0578
                                                  Expires: February 28, 2006
                                                  Estimated average burden
                                                  hours per response.......20.00
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-07583

                            HSBC ADVISOR FUNDS TRUST
               (Exact name of registrant as specified in charter)

                                3435 STELZER ROAD
                               COLUMBUS, OH 43219
                    (Address of principal executive offices)

                               BISYS FUND SERVICES
                                3435 STELZER ROAD
                               COLUMBUS, OH 43219
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-782-8183

                    Date of fiscal year end: October 31, 2005

                   Date of reporting period: January 31, 2005

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ('SS''SS' 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 'SS' 3507.

Item 1. Schedule of Investments.

     File the schedules as of the close of the reporting period as set forth in 'SS''SS' 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

The Fixed Income Fund (the "Fund") utilizes the Master Feeder Fund Structure and seeks to achieve its investment objective by investing all of it's investable assets in the HSBC Investor Fixed Income Portfolio (the "Portfolio"). As of January 31, 2005 the Fund's proportionate interest of the Portfolio was 66.5%. Following is the Schedule of Portfolio Investments for the Portfolio.

HSBC Investor Fixed Income Portfolio

Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                         Principal
                                                        Amount ($)    Value ($)
                                                        ----------   ----------
U.S. Government and Government Agency Obligations (55.4%)
Federal Home Loan Bank (8.2%) 2.875%, 9/15/06            1,850,000     1,837,888
5.05%, 2/6/13, Callable 2/28/05 @ 100                    5,795,000     5,796,200
5.00%, 2/7/13, Callable 2/7/05 @ 100                     6,085,000     6,086,837
                                                                     -----------
                                                                      13,720,925
                                                                     -----------

Federal Home Loan Mortgage Corp. (9.3%)
5.00%, 7/15/14                                           1,300,000     1,353,390
Pool #2642, 4.50%, 10/25/27                              7,000,000     7,097,854
Pool #2894, 5.50%, 12/15/24                              4,462,435     4,583,712
Pool #C00368, 8.50%, 10/1/24                                60,617        66,633
Pool #C00922, 8.00%, 2/1/30                                453,903       491,380
Pool #C54447, 7.00%, 7/1/31                                 70,923        75,065
Pool #C60712, 6.50%, 11/1/31                               875,457       917,528
Pool #C80387, 6.50%, 4/1/26                                 54,808        57,562
Pool #D62926, 6.50%, 8/1/25                                 41,767        43,890
Pool #G00951, 6.00%, 7/1/28                                497,841       514,607
Pool #G01317, 7.00%, 10/1/31                               367,842       389,323
                                                                     -----------
                                                                      15,590,944
                                                                     -----------

Federal National Mortgage Association (21.3%)
3.125%, 12/15/07                                           810,000       798,078
5.50%, 3/15/11                                           2,910,000     3,113,380
4.625%, 5/1/13                                           3,300,000     3,303,764
5.75%, 11/7/17                                           2,575,000     2,557,912
6.25%, 5/15/29                                           1,798,000     2,120,362
6.625%, 11/15/30                                           500,000       616,979
5.50%, 8/1/33                                           10,365,209    10,562,334
Pool #253438, 8.50%, 9/1/30                                114,109       124,219
Pool #329530, 7.00%, 12/1/25                               126,897       134,889
Pool #329655, 7.00%, 11/1/25                                89,518        95,156
Pool #356905, 4.20%, 10/1/36, (b)                          399,955       411,628
Pool #398958, 6.50%, 10/1/12                               126,674       133,971
Pool #535332, 8.50%, 4/1/30                                 95,544       104,098
Pool #535440, 8.50%, 8/1/30                                112,348       122,302
Pool #535608, 9.50%, 4/1/30                                195,004       219,732
Pool #548965, 8.50%, 7/1/30                                 96,766       105,340
Pool #568486, 7.00%, 1/1/31                                 75,263        79,696
Pool #573752, 8.50%, 2/1/31                                 94,603       102,984
Pool #575328, 6.50%, 4/1/31                                134,691       141,018
Pool #623129, 6.50%, 1/1/32                              1,602,998     1,678,300
Pool #651901, 6.00%, 8/1/32                              1,695,080     1,750,694
Pool #695777, 5.50%, 4/1/33                              1,655,050     1,687,423
Pool #722985, 3.91%, 7/1/33, (b)                         3,928,262     3,921,632

Pool #803855, 5.50%, 12/1/34                             1,789,068     1,823,099
                                                                     -----------
                                                                      35,708,990
                                                                     -----------

Government National Mortgage Association (2.6%)
Pool #346406, 7.50%, 2/15/23                               131,227       141,793
Pool #412530, 7.50%, 12/15/25                              156,285       168,327
Pool #587112, 6.00%, 6/15/32                             2,643,041     2,748,859
Pool #780804, 10.00%, 12/15/20                             123,333       136,530
Pool #780826, 9.50%, 5/15/18                                71,084        79,906
Pool #781300, 7.00%, 6/15/31                               322,036       341,966
Pool #781345, 6.00%, 10/15/31                              638,758       664,726
                                                                     -----------
                                                                       4,282,107
                                                                     -----------

U.S. Treasury Bonds (2.6%)
6.00%, 2/15/26                                           1,200,000     1,413,750
5.25%, 11/15/28                                          2,200,000     2,382,532
5.375%, 2/15/31                                            460,000       514,571
                                                                     -----------
                                                                       4,310,853
                                                                     -----------

U.S. Treasury Notes (11.4%)
1.625%, 3/31/05                                            800,000       799,031
1.625%, 4/30/05                                          6,800,000     6,785,122
1.50%, 3/31/06                                           3,000,000     2,948,319
2.75%, 6/30/06                                           1,300,000     1,293,500
4.00%, 2/15/14                                           3,865,000     3,833,898
4.25%, 8/15/14                                             790,000       797,314
4.25%, 11/15/14                                          1,560,000     1,574,382
5.50%, 8/15/28                                           1,000,000     1,117,773
                                                                     -----------
                                                                      19,149,339
                                                                     -----------

Total U.S. Government and Government Agency
Obligations                                                           92,763,158
                                                                     -----------

Corporate Obligations (25.6%)
Aerospace & Defense (0.2%)
Lockheed Martin Corp., 8.50%, 12/1/29                      300,000       418,459
                                                                     -----------

Auto Manufacturers (0.9%)
Daimler Chrysler Auto Trust, 3.28%, 12/8/09              1,500,000     1,481,280
                                                                     -----------

Finance (18.6%)
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11, (c)                                        642,000       699,872
AXA Financial, Inc., 6.50%, 4/1/08                         165,000       177,533
Capital One Bank, 5.125%, 2/15/14                          725,000       730,963
CIT Group, Inc., 7.375%, 4/2/07                          3,725,000     4,000,202
Citigroup, Inc., 5.625%, 8/27/12                         2,500,000     2,667,730
Citigroup, Inc., 5.00%, 9/15/14                            775,000       786,827
EOP Operating LP, 7.50%, 4/19/29                           163,000       194,697
Farmers Exchange Capital, 7.05%, 7/15/28, (c)              388,000       411,041
Farmers Insurance Exchange, 8.625%, 5/1/24, (c)            238,000       287,424
Florida Windstorm, 7.125%, 2/25/19, (c)                    608,000       715,396
Ford Motor Credit Co., 7.00%, 10/1/13                      850,000       895,872
General Electric Capital Corp., 8.75%, 5/21/07           1,300,000     1,445,547
General Electric Capital Corp., 7.375%, 1/19/10            447,000       509,518

General Electric Capital Corp., 6.875%, 11/15/10         1,200,000     1,352,351
General Motors Acceptance Corp., 6.75%, 12/1/14            885,000       867,684
Goldman Sachs Capital I, 6.345%, 2/15/34                   500,000       535,560
Goldman Sachs Group, Inc., 6.875%, 1/15/11               3,080,000     3,467,981
Hutchison Whampoa Finance CI Ltd.,
   7.45%, 8/1/17, (c)                                      402,000       462,940
J.P. Morgan Chase & Co., 5.25%, 5/30/07                  3,500,000     3,620,995
Metropolitan Life Insurance Co., 7.80%, 11/1/25, (c)       275,000       349,081
Morgan Stanley, 5.80%, 4/1/07                            2,500,000     2,607,898
New York Life Insurance, 7.50%,
   12/15/23, Callable 12/15/05 @ 102.89, (c)               250,000       258,773
PNC Institutional Capital Trust A,
   7.95%, 12/15/26, (c)                                    187,000       205,845
Prudential Insurance Co., 8.30%, 7/1/25, (c)               548,000       717,828
SLM Corp., 4.00%, 1/15/10                                1,145,000     1,130,908
Travelers Property Casualty Corp.,
   7.75%, 4/15/26                                        1,000,000     1,221,740
Washington Mutual, Inc., 4.625%, 4/1/14                  1,000,000       971,213
                                                                     -----------
                                                                      31,293,419
                                                                     -----------

Governments (Foreign) (0.7%)
United Mexican States, 8.125%, 12/30/19                    495,000       595,733
United Mexican States, 6.75%, 9/27/34                      525,000       535,500
                                                                     -----------
                                                                       1,131,233
                                                                     -----------

Oil & Gas (1.3%)
Anadarko Finance Co., 6.75%, 5/1/11                      1,250,000     1,410,080
Conoco, Inc., 6.95%, 4/15/29                               565,000       693,902
                                                                     -----------
                                                                       2,103,982
                                                                     -----------

Telecommunications (3.1%)
Bellsouth Corp., 6.00%, 11/15/34                         1,000,000     1,032,577
Comcast Cable Communications
   Holdings, Inc., 8.375%, 3/15/13                       2,200,000     2,717,720
Cox Communications, Inc., 5.45%, 12/15/14, (c)             735,000       741,649
Lenfest Communications, 7.625%, 2/15/08                    330,000       361,416
SBC Global Communications, Inc.,
   5.10%, 9/15/14                                          380,000       382,736
                                                                     -----------
                                                                       5,236,098
                                                                     -----------

Utilities (0.8%)
Pacific Gas & Electric Co., 4.80%, 3/1/14                  480,000       480,893
Pacific Gas & Electric Co., 6.05%, 3/1/34                  350,000       376,208
RAS Laffan Liquid Natural Gas, 8.29%, 3/15/14, (c)         348,000       413,268
                                                                     -----------
                                                                       1,270,369
                                                                     -----------

Total Corporate Obligations                                           42,934,840
                                                                     ===========

Collateralized Mortgage Obligations (3.7%)
Banc of America Commercial Mortgage,
   Inc. 00 2 A2, 7.20%, 5/15/10                            675,000       759,623

Chase Commercial Mortgage Securities
   Corp. 99 2 A2, 7.20%, 1/15/32                           700,000       786,334
DLJ Mortgage Acceptance Corp. IO 97
   CF1 S, 0.92%, 5/15/30, (b) (c) (d)                      638,055        10,342
Fannie Mae IO 00 16 PS, 6.07%,
   10/25/29, (b) (d)                                       143,150         8,964
Fannie Mae IO 01 4 SA, 5.07%,
   2/17/31, (b) (d)                                        436,765        40,144
Fannie Mae IO 200 32 SV, 6.12%,
   3/18/30, (b) (d)                                         79,194         3,760
Fannie Mae IO 270 2, 8.50%, 9/1/23, (d)                     95,969        19,655
Fannie Mae IO 296 2, 8.00%, 4/1/24, (d)                    108,769        21,205
Fannie Mae IO 306 2, 8.00%, 5/1/30, (d)                    152,476        31,987
FHA Weyerhauser, 7.43%, 1/1/24, (e)                         79,614        79,868
First Union-Chase Commercial
   Mortgage 99 C2 A2, 6.645%, 6/15/31                      597,000       649,889
Freddie Mac IO 1534 K, 4.90%,
   6/15/23, (b) (d)                                        296,470        23,014
Freddie Mac IO 2141 SD, 5.67%,
   4/15/29, (b) (d)                                        208,674        22,665
Freddie Mac IO 2247 SC, 5.02%,
   8/15/30, (b) (d)                                        155,629         8,202
GE Capital Commercial Mortgage Corp.
   01 1 A1, 6.08%, 5/15/33                                 264,889       278,821
GMAC Commercial Mortgage                                   587,000       629,365
   Securities, Inc. 98 C2 A2, 6.42%, 5/15/35
GMAC Commercial Mortgage                                   321,037         7,349
   Securities, Inc. IO 96 C1 X2, 1.74%,
   10/15/28, (b) (d)
Government National Mortgage
   Association IO 99 29 SD, 5.52%,
   3/16/26, (b) (d)                                         70,779         1,595
Government National Mortgage
   Association IO 99 30 S, 6.12%, 8/16/29, (b) (d)         155,769        15,149
Government National Mortgage
   Association IO 99 30 SA, 5.52%,
   4/16/29, (b) (d)                                        201,362        16,754
Government National Mortgage
   Association IO 99 32 SB, 5.52%,
   7/16/27, (b) (d)                                         99,451         4,105
GS Mortgage Securities Corp. IO 97 GL
   X2, 0.87%, 7/13/30, (b) (d)                             372,350         6,807
LB-UBS Commercial Mortgage Trust
   00 C3 A1, 7.95%, 7/15/09                                233,097       248,454
LB-UBS Commercial Mortgage Trust
   00 C4 A2, 7.37%, 8/15/26                                600,000       684,227
PNC Mortgage Acceptance Corp. 00 C2
   A2, 7.30%, 10/12/33                                     600,000       682,763
Ryland Mortgage Securities Corp. 94 4
   C1, 4.16%, 9/25/30, (b)                                 390,565       389,801

Salomon Brothers Mortgage Securities
   VII 00 C3 A2, 6.59%, 12/18/33                           650,000       717,448
                                                                     -----------

Total Collateralized Mortgage Obligations                              6,148,290
                                                                     -----------

Asset Backed Securities (6.1%)
Citibank Credit Card Issuance Trust 00
   A3, 6.875%, 11/16/09                                  1,115,000     1,206,728
Connecticut RRB Special Purpose Trust
   CL&P-1 01 1 A5, 6.21%, 12/30/11                         700,000       763,391
Detroit Edison Securitization Funding
   LLC 01 1 A3, 5.875%, 3/1/10                             357,000       371,325
Detroit Edison Securitization Funding
   LLC 01 1 A5, 6.42%, 3/1/15                              417,000       468,379
MBNA Master Credit Card Trust 00 E
   A, 7.80%, 10/15/12                                      600,000       704,537
MBNA Master Credit Card Trust 99 B
   A, 5.90%, 8/15/11                                       527,000       565,890
Peco Energy Transition Trust 00 A A3,
   7.625%, 3/1/10                                          600,000       678,524
Peco Energy Transition Trust 01 A A1,
   6.52%, 12/31/10                                         550,000       609,594
PSE&G Transition Funding LLC 01 1
   A6, 6.61%, 6/15/15                                      355,000       404,778
Union Acceptance Corp. 01 C B, 4.73%, 11/9/09            2,500,000     2,528,129
WFS Financial Owner Trust, 3.35%, 4/17/09                2,000,000     1,988,920
                                                                     -----------

Total Asset Backed Securities                                         10,290,195
                                                                     -----------

Municipal Bonds (1.5%)
Urban & Community Development (1.5%)
Indianapolis Indiana Local Public
   Improvement, 3.00%, 10/15/05                          1,500,000     1,500,165
Louisiana Local Government
   Environmental Facilities & Community
   Development (LOC AMBAC), 6.30%, 7/1/30                  850,000       948,711
                                                                     -----------

Total Municipal Bonds                                                  2,448,876
                                                                     -----------

                                                          Shares      Value ($)
                                                        ----------   -----------
Investment Companies (6.7%)
HSBC Investor Money Market Fund                          8,300,000     8,300,000
                                                                     -----------
Class I Shares *
Dreyfus Cash Management Fund                             2,894,572     2,894,572
                                                                     -----------

Total Investment Companies                                            11,194,572
                                                                     -----------
Total (Cost $160,002,043) (a) - 99.0%                                165,779,931
                                                                     ===========

------------

Percentages indicated are based on net assets at January 31, 2005.

(a) Cost for federal income tax purposes is $160,010,030 and differs from value by unrealized appreciation and depreciation of securities as follows:

     Unrealized appreciation       $ 6,971,927
     Unrealized depreciation        (1,202,026)
                                   -----------
     Net unrealized appreciation   $ 5,769,901
                                   ===========

(b) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report represents the rates that were in effect on January 31, 2005. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(c) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(d) Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an Interest-Only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages.

(e) Rule 144a, Section 4(2) or other security which is restricted as to resale to institutional investors. These securities have been deemed illiquid by the investment manager based on procedures approved by the Board of Trustees. Represents .05% of net assets.

* Investment in affiliate.

LOC - Letter of Credit

See notes to Schedule of Portfolio Investments.

The International Equity Fund (the "Fund") utilizes the Master Feeder Fund Structure and seeks to achieve it's investment objective by investing all of it's investable assets in the HSBC Investor International Equity Portfolio (the "Portfolio"). As of January 31, 2005 the Fund's proportionate interest of the Portfolio was 69.8%. Following is the Schedule of Portfolio Investments for the Portfolio.

HSBC Investor International Equity Portfolio

Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                          Shares      Value ($)
                                                        ----------   -----------
Common Stocks (98.8%)
Australia (0.7%)
BlueScope Steel Ltd.                                       218,300     1,566,566
                                                                     -----------

Belgium (3.0%)
Belgacom (b)                                                18,300       756,277
Delhaize Group                                              51,900     3,824,890
KBC Bankverzekeringsholding                                 31,600     2,442,926
                                                                     -----------
                                                                       7,024,093
                                                                     -----------

Brazil (1.7%)
Brasken SA                                              10,000,000       444,828
CIA de Saneamento Basico do Estado de Sao Paulo          7,710,000       408,246
Gerdau SA ADR                                               33,400       562,790
Petroleo Brasileiro SA ADR                                  27,700       993,044
Unibanco GDR                                                13,000       400,270
Usinas Siderurgicas de Minas Gerais SA                      30,200       619,042
Votorantim Celulos Papel SA ADR                             34,250       501,078
                                                                     -----------
                                                                       3,929,298
                                                                     -----------

Canada (3.9%)
Alcan, Inc.                                                 62,900     2,507,993
Bank of Nova Scotia                                        109,800     3,494,280
Manulife Financial Corp.                                    67,400     2,963,819
Novelis, Inc. (b)                                           12,580       280,445
                                                                     -----------
                                                                       9,246,537
                                                                     -----------

China (0.1%)
China Petroleum & Chemical Corp.                           592,000       236,686
                                                                     -----------

Finland (0.9%)
Nokia Corp., Class A                                        69,100     1,056,450
Sampo OYJ, Class A                                          77,000     1,019,640
                                                                     -----------
                                                                       2,076,090
                                                                     -----------

France (10.0%)
Assurances Generales de France                              75,600     5,737,087
BNP Paribas SA                                              15,800     1,139,048
Credit Agricole SA                                          75,900     2,260,662
France Telecom SA                                           32,800     1,029,337
Renault SA                                                  38,100     3,110,315
Sanofi-Aventis                                              57,800     4,301,708
Societe Generale                                            33,700     3,355,529
Total SA                                                    12,500     2,685,061
                                                                     -----------
                                                                      23,618,747
                                                                     -----------

Germany (8.2%)
Continental AG                                              70,800     4,910,721
E.ON AG                                                     42,300     3,781,515
Fresenius Medical Care AG                                   22,800     1,842,801

HeidelbergCement AG                                         47,600     3,195,058
MAN AG                                                      66,000     2,723,491
Siemens AG                                                  14,400     1,149,517
Volkswagen AG                                               35,200     1,688,826
                                                                     -----------
                                                                      19,291,929
                                                                     -----------

Hungary (0.6%)
MOL Magyar Olaj - es Gazipari Rt. GDR                       21,600     1,434,240
                                                                     -----------

India (0.4%)
ICICI Bank Ltd., ADR                                        47,300       930,391
                                                                     -----------

Ireland (0.7%)
Depfa Bank PLC                                              96,470     1,697,038
                                                                     -----------

Israel (0.4%)
Bank Hapoalim Ltd.                                         286,600     1,033,575
                                                                     -----------

Italy (1.7%)
ENI SpA                                                    166,500     4,057,605
                                                                     -----------

Japan (24.0%)
Aiful Corp.                                                 29,700     3,361,017
Canon, Inc.                                                124,000     6,464,141
Daito Trust Construction Co., Ltd.                          36,700     1,695,615
Hitachi, Ltd.                                              144,000       956,928
Honda Motor Co., Ltd.                                       96,600     5,042,365
ITOCHU Corp.                                               317,000     1,496,915
Japan Tobacco, Inc.                                            240     2,546,689
JFE Holdings, Inc.                                         104,700     2,893,243
Leopalace21 Corp.                                           29,300       533,742
Nippon Electric Glass Co., Ltd.                             70,000       920,103
Nippon Electric Glass Co., Ltd.,                            70,000       918,609
   when-issued shares (b)
Nippon Meat Packers, Inc.                                  151,000     2,048,699
Nippon Mining Holdings, Inc.                               360,000     1,821,747
Nissan Motor Co., Ltd.                                     281,100     2,965,536
Promise Co., Ltd.                                           49,000     3,444,766
Sanyo Shinpan Finance Co., Ltd.                             26,900     1,778,216
Sega Sammy Holdings, Inc. (b)                               25,000     1,609,012
Sony Corp.                                                  12,510       461,826
Sumitomo Mitsui Financial Group, Inc.                          718     5,028,640
Takeda Chemical Industries, Ltd.                            21,500     1,018,123
Tanabe Seiyaku Co., Ltd.                                   129,000     1,362,838
The Tokyo Electric Power Co., Inc.                          90,600     2,157,648
Toyota Motor Co.                                            82,000     3,187,514
UFJ Holdings, Inc.                                             216     1,288,269
UNY Co., Ltd.                                              146,000     1,710,982
                                                                     -----------
                                                                      56,713,183
                                                                     -----------

Luxembourg (2.3%)
Arcelor                                                    243,180     5,428,757
                                                                     -----------

Netherlands (3.4%)
ABN AMRO Holding NV                                         97,553     2,641,650
ING Groep NV                                               114,368     3,295,655
Royal Dutch Petroleum Co.                                   33,800     1,973,411
                                                                     -----------
                                                                       7,910,716
                                                                     -----------

Norway (0.3%)
Yara International ASA (b)                                  52,100       615,054
                                                                     -----------

Singapore (2.4%)

Flextronics International Ltd. (b)                         162,400     2,297,960
Singapore Telecommunications Ltd.                        2,104,630     3,280,550
                                                                     -----------
                                                                       5,578,510
                                                                     -----------

South Africa (1.6%)
ABSA Group Ltd.                                            100,500     1,281,405
Sanlam Ltd.                                                615,600     1,295,540
Telkom South Africa Ltd.                                    60,000     1,087,287
                                                                     -----------
                                                                       3,664,232
                                                                     -----------

South Korea (2.4%)
Hyundai Motor Co., Ltd.                                     16,300       926,602
Industrial Bank of Korea GDR                                88,300       662,250
Kookmin Bank ADR (b)                                        14,600       633,640
POSCO ADR                                                   34,200     1,539,000
Shinhan Financial Group Co., Ltd. ADR                       35,150     1,803,195
                                                                     -----------
                                                                       5,564,687
                                                                     -----------

Spain (3.1%)
Altadis SA                                                  19,800       863,840
Endesa SA                                                  103,700     2,360,172
Repsol SA                                                  155,000     3,964,830
                                                                     -----------
                                                                       7,188,842
                                                                     -----------

Sweden (1.3%)
Svenska Cellusoa AB, B shares                               77,800     2,977,196
                                                                     -----------

Switzerland (2.6%)
Credit Suisse Group                                        106,800     4,301,395
Nestle SA Registered                                         7,048     1,850,500
                                                                     -----------
                                                                       6,151,895
                                                                     -----------

Taiwan (1.4%)
China Steel Corp., GDR                                      41,400       922,392
Compal Electronics, Inc.                                   214,321     1,024,454
Far Eastone Telecommunications Co., Ltd. (b)                21,400       368,155
Gigabyte Technology Co., Ltd.                              257,250       269,324
Taiwan Semiconductor Manufacturing Co., Ltd.               467,755       777,480
                                                                     -----------
                                                                       3,361,805
                                                                     -----------

Thailand (0.2%)
PTT Public Company Ltd.                                    121,400       557,328
                                                                     -----------

Turkey (0.8%)
Akbank T.A.S.                                              175,000     1,099,272
Ford Otomotiv Sanayi AS                                     80,700       690,187
                                                                     -----------
                                                                       1,789,459
                                                                     -----------

United Kingdom (20.7%)
Associated British Foods PLC                               147,000     2,085,308
Aviva PLC                                                  346,270     4,142,054
Barclays PLC                                               162,700     1,782,510
BP Amoco PLC                                               692,800     6,859,900
British American Tobacco PLC                                69,000     1,195,647
George Wimpey PLC                                          244,600     1,932,770
Glaxosmithkline PLC                                        162,400     3,584,240
HBOS PLC                                                   107,000     1,705,104
Intercontinental Hotels Group PLC                          163,929     2,063,040
Lloyds TSB Group PLC                                        83,200       777,323
Mitchells & Butlers PLC                                    119,800       734,311
Punch Taverns PLC                                          185,000     2,332,478
RMC Group PLC                                              132,300     2,115,927

Royal & Sun Alliance Insurance Group PLC                   736,000     1,185,417
Sainsbury PLC                                              410,062     2,186,708
Shell Transport & Trading Co., PLC                         160,000     1,402,451
Taylor Woodrow PLC                                         361,600     1,948,390
Trinity Mirror PLC                                         145,600     1,860,860
Vodafone Group PLC                                       1,461,053     3,767,941
Whitbread PLC                                              169,400     2,809,773
Xstrata PLC                                                146,000     2,544,877
                                                                     -----------
                                                                      49,017,029
                                                                     -----------
Total Common Stocks                                                  232,661,488
                                                                     -----------

Rights & Warrants (0.0%)

United Kingdom (0.0%)
TI Automotive Ltd., Class A (b)(c)                         190,000             0
                                                                     -----------
Total Rights & Warrants                                                        0
                                                                     -----------

                                                         Principal
                                                         Amount($)    Value ($)
                                                         ---------   -----------
Repurchase Agreement (0.9%)
Investors Bank & Trust Cash Reserve, 1.50%, 2/1/05
Purchased on 1/31/05, due 2/1/05 with a
maturity value of $2,203,572
(collateralized fully by U.S.
Government Agency Obligation)                            2,203,480     2,203,480
                                                                     -----------
Total Repurchase Agreements                                            2,203,480
                                                                     -----------
Total (Cost $195,544,036) (a) - 99.7%                                234,864,968
                                                                     ===========

----------
Percentages indicated are based on net assets at January 31, 2005.

(a) Cost for federal income tax purposes is $196,041,732 and differs from value by unrealized appreciation and depreciation of securities as follows:

     Unrealized appreciation       $40,265,158
     Unrealized depreciation        (1,441,922)
                                   -----------
     Net unrealized appreciation   $38,823,236
                                   ===========

(b)  Represents non-income producing security.

(c)  Represents illiquid security.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

See notes to Schedule of Portfolio Investments.

Schedule Portfolio Investments - January 31, 2005

Industry                                 Percent of Net Assets
--------                                 ---------------------
Automotive                                         9.6%
Banking & Financial Services                      21.9%
Building & Construction                            0.8%
Building Materials                                 3.1%
Chemicals                                          0.6%
Computer Related                                   1.6%
Diversified Manufacturing Operations               1.0%
Drugs - Medical                                    4.7%
Electrical                                         2.7%
Electronic Components & Semiconductors             4.2%
Food & Beverage                                    3.5%
Insurance                                          6.9%
Leisure                                            1.2%
Metals & Mining                                    6.1%
Manufacturing                                      5.1%
Multimedia                                         0.8%
Oil & Gas                                         12.0%
Paper Products                                     1.5%
Real Estate                                        0.2%
Restaurants                                        1.2%
Retail                                             3.3%
Telecommunciations                                 4.8%
Tobacco                                            2.0%
Repurchase Agreements                              0.9%
                                                 -----
Total Investments                                 99.7%


The Small Cap Equity Fund (the "Fund") utilizes the Master Feeder Fund Structure and seeks to achieve it's investment objective by investing all of it's investable assets in the HSBC Investor Small Cap Equity Portfolio (the "Portfolio"). As of January 31, 2005 the Fund's proportionate interest of the Portfolio was 74.5%. Following is the Schedule of Portfolio Investments for the Portfolio.

HSBC Investor Small Cap Equity Portfolio

Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                            Shares    Value ($)
                                                           -------   -----------
Common Stocks (99.7%)
Advertising (2.1%)
Monster Worldwide, Inc. (b)                                199,600     6,245,484
                                                                     -----------

Banking (6.3%)
East West Bancorp, Inc.                                    163,700     6,374,478
Southwest Bancorporation of Texas, Inc.                    264,000     5,219,280
Wintrust Financial Corp.                                   131,700     7,306,716
                                                                     -----------
                                                                      18,900,474
                                                                     -----------

Biotechnology (3.3%)
Celgene Corp. (b)                                          356,900     9,757,646
                                                                     -----------

Commercial Services (2.0%)
Alliance Data Systems Corp. (b)                            138,300     6,004,986
                                                                     -----------

Computer Software (5.1%)
CheckFree Corp. (b)                                         88,800     3,463,200
SRA International, Inc. Class A (b)                        115,100     6,391,503
Transaction Systems Architects, Inc.                       253,400     5,382,216
                                                                     -----------
Class A (b)
                                                                      15,236,919
                                                                     -----------

Consulting Services (1.2%)
LECG Corp. (b)                                             202,800     3,624,036
                                                                     -----------

Cruise Lines (1.6%)
Royal Caribbean Cruises Ltd.                                88,400     4,685,200
                                                                     -----------

Diversified Manufacturing Operations (10.5%)
Actuant Corp. Class A (b)                                  180,600     9,436,350
AMETEK, Inc.                                               242,900     9,278,780
IDEX Corp.                                                 153,100     5,902,005
Roper Industries, Inc.                                     116,200     6,746,572
                                                                     -----------
                                                                      31,363,707
                                                                     -----------

Educational Services (1.2%)
Career Education Corp. (b)                                  92,900     3,742,941
                                                                     -----------

Electronic Components & Semiconductors (8.1%)
ATMI, Inc. (b)                                             164,800     3,745,904
Power Integrations, Inc. (b)                               224,200     4,102,860
Semtech Corp. (b)                                          209,200     3,845,096
Thermo Electron Corp. (b)                                  253,400     7,586,796
Varian Semiconductor Equipment                             146,800     5,032,304
                                                                     -----------
Associates, Inc. (b)
                                                                      24,312,960
                                                                     -----------

Environmental Services (6.2%)
Pioneer Natural Resources Co.                              160,500     6,161,595
Republic Services, Inc. Class A                            225,000     7,418,250
Waste Connections, Inc. (b)                                160,000     5,033,600
                                                                     -----------
                                                                      18,613,445
                                                                     -----------

Financial Services (1.0%)
CapitalSource, Inc. (b)                                    133,000     3,140,130
                                                                     -----------

Health Care (10.2%)
Advanced Medical Optics, Inc. (b)                           77,100     3,291,399
Cytyc Corp. (b)                                            229,100     5,738,955
Manor Care, Inc.                                           235,500     8,136,525
Omnicare, Inc.                                             144,700     4,449,525
PacifiCare Health Systems, Inc. (b)                        145,800     8,971,074
                                                                     -----------
                                                                      30,587,478
                                                                     -----------

Hospitals (1.6%)
Triad Hospitals, Inc. (b)                                  119,300     4,854,317
                                                                     -----------

Human Resources (1.5%)
Employee Solutions, Inc. (b) (c)                             2,483             2
Hewitt Associates, Inc. (b)                                151,000     4,514,900
                                                                     -----------
                                                                       4,514,902
                                                                     -----------

Internet Related (4.4%)
Ask Jeeves, Inc. (b)                                       126,800     3,596,048
Check Point Software Technologies Ltd. (b)                 101,500     2,464,420
Concur Technologies, Inc. (b)                              384,400     3,071,356
RSA Security, Inc. (b)                                     232,300     4,090,803
                                                                     -----------
                                                                      13,222,627
                                                                     -----------

Media (1.7%)
Westwood One, Inc. (b)                                     210,100     5,073,915
                                                                     -----------

Oil & Gas (14.3%)
Amerada Hess Corp.                                          77,100     6,680,715
Chesapeake Energy Corp.                                    423,500     7,440,895
Consol Energy, Inc.                                        152,000     6,412,880
Denbury Resources, Inc. (b)                                154,200     4,502,640
Peabody Energy Corp.                                       143,600    12,170,100
Smith International, Inc. (b)                               95,000     5,624,000
                                                                     -----------
                                                                      42,831,230
                                                                     -----------

Pharmaceuticals (4.8%)
Elan Corp., PLC (b)                                        296,700     7,990,131
Santarus, Inc. (b)                                         484,800     3,083,328
The Medicines Co. (b)                                      122,492     3,369,755
                                                                     -----------
                                                                      14,443,214
                                                                     -----------

Railroad Equipment (1.6%)
Wabtec Corp.                                               257,700     4,803,528
                                                                     -----------

Retail (4.7%)
Cost Plus, Inc. (b)                                        125,700     3,297,111
Foot Locker, Inc.                                          115,000     3,095,800
P.F. Chang's China Bistro, Inc. (b)                         61,300     3,407,667
Williams-Sonoma, Inc. (b)                                  126,800     4,387,280
                                                                     -----------
                                                                      14,187,858
                                                                     -----------

Steel Producers (2.9%)
United States Steel Corp.                                  169,000     8,754,200
                                                                     -----------

Telecommunications (1.5%)
Scientific-Atlanta, Inc.                                   144,700     4,385,857
                                                                     -----------

Telecommunications Equipment (1.9%)
Polycom, Inc. (b)                                          323,300     5,586,624
                                                                     -----------

Total Common Stocks                                                  298,873,678
                                                                     -----------

Total (Cost $244,674,182) (a) - 99.7%                                298,873,678
                                                                     ===========

----------
Percentages indicated are based on net assets at January 31, 2005.

(a) Cost for federal income tax purposes is $245,671,947 and differs from value by unrealized appreciation and depreciation of securities as follows:

     Unrealized appreciation       $ 63,548,606
     Unrealized depreciation        (10,346,875)
                                   ------------
     Net unrealized appreciation   $ 53,201,731
                                   ============

(b)  Represents non-income producing security.

(c)  Represents illiquid security.

See notes to Schedule of Portfolio Investments.

Notes to Schedule of Portfolio Investments: (Unaudited)         January 31, 2005

Organization:

The HSBC Advisor Funds Trust (the "Advisor Trust"), a Massachusetts business trust organized on April 5, 1996, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Advisor Trust contains the following funds (collectively the " Feeder Funds"):

         Fund                                                          Short Name
         ----                                                          ----------
         HSBC Investor Fixed Income Fund                               Fixed Income Fund
         HSBC Investor International Equity Fund                       International Equity Fund
         HSBC Investor Small Cap Equity Fund                           Small Cap Equity Fund

The HSBC Investor Portfolios (the "Portfolio Trust"), is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios. The Portfolio Trust contains the following (individually a "Portfolio," collectively the "Portfolios"):

         Portfolio                                                     Short Name
         ---------                                                     ----------
         HSBC Investor Limited Maturity Portfolio                      Limited Maturity Portfolio
         HSBC Investor Fixed Income Portfolio                          Fixed Income Portfolio
         HSBC Investor Growth Portfolio                                Growth Portfolio
         HSBC Investor Value Portfolio                                 Value Portfolio
         HSBC Investor International Equity Portfolio                  International Equity Portfolio
         HSBC Investor Small Cap Equity Portfolio                      Small Cap Equity Portfolio

Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Feeder Funds and Portfolios in the preparation of their Schedule of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the Schedule of Portfolio Investments requires management to make estimates and assumptions that affect the reported amounts.

Securities Valuation:

A. Feeder Funds

The Feeder Funds record their investments in their respective Portfolios at value. Securities of the Portfolios are recorded at value as more fully discussed in the following note.

B. Portfolios

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Portfolios' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued by or at the direction of the Portfolios' Board of Trustees. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities. When the International Equity Portfolio uses fair value pricing, the value assigned to the International Equity Portfolio's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

Securities Transactions:

A. Feeder Funds

The Feeder Funds record daily their pro-rata share of their respective Portfolio's income, expenses and realized and unrealized gains and losses. Realized gains or losses and changes in unrealized appreciation or depreciation represent the Feeder Fund's share of such elements allocated from the Portfolio.

B. Portfolios

Changes in holdings of portfolio securities are reflected no later than on the first business day following the trade date. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

Foreign Currency Translation:

The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts:

The Portfolios may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolios could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures:

Each Portfolio may invest in futures contracts for the purpose of hedging their existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Mortgage Dollar Roll Transactions:

The Fixed Income Portfolio may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Portfolio sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. The Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Portfolio may also be compensated by receipt of a commitment fee. When the Portfolio enters into a mortgage dollar roll transaction, liquid assets in an amount sufficient to pay for the future repurchase are segregated with the custodian.

Restricted Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At January 31, 2005, the Fixed Income Portfolio held restricted securities representing 3.1% of net assets, respectively.

The restricted securities held as of January 31, 2005 are identified below:

----------------------------------------------------------------------------------------------------------------------
                         Security Name                            Acquisition   Acquisition    Principal    Value ($)
                                                                      Date        Cost ($)    Amount ($)
----------------------------------------------------------------------------------------------------------------------
Fixed Income Portfolio
----------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing VI, 6.30%, 5/10/11                    5/2/2001       641,056      642,000      699,872
----------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 5.45%, 12/15/14                           12/13/2004       732,369      735,000      741,649
----------------------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp. IO 97 CF1 S 0.92%, 5/15/30             5/16/1997        40,172      638,055       10,342
----------------------------------------------------------------------------------------------------------------------
Farmers Exchange Capital, 7.05%, 7/15/28                             1/27/1999        38,692       38,000       40,257
----------------------------------------------------------------------------------------------------------------------
Farmers Exchange Capital, 7.05%, 7/15/28                             7/16/1999       124,321      135,000      143,017
----------------------------------------------------------------------------------------------------------------------
Farmers Exchange Capital, 7.05%, 7/15/28                             11/7/2000       178,457      215,000      227,767
----------------------------------------------------------------------------------------------------------------------
Farmers Exchange Capital, 8.625%, 5/1/24                              5/9/1997       238,212      238,000      287,424
----------------------------------------------------------------------------------------------------------------------
FHA Weyerhauser, 7.43%, 1/1/24                                       3/28/2002        75,235       79,614       79,868
----------------------------------------------------------------------------------------------------------------------
Florida Windstorm, 7.125%, 2/25/19                                   5/27/1999         7,910        8,000        9,413
----------------------------------------------------------------------------------------------------------------------
Florida Windstorm, 7.125%, 2/25/19                                    8/7/2000       141,008      150,000      176,496
----------------------------------------------------------------------------------------------------------------------
Florida Windstorm, 7.125%, 2/25/19                                  11/28/2000       426,488      450,000      529,487
----------------------------------------------------------------------------------------------------------------------
Hutchinson Whampoa Finance CI Ltd., 7.45%, 8/1/17                    8/13/1998       111,221      132,000      152,010
----------------------------------------------------------------------------------------------------------------------
Hutchinson Whampoa Finance CI Ltd., 7.45%, 8/1/17                    10/9/1998        91,336      120,000      138,191
----------------------------------------------------------------------------------------------------------------------
Hutchinson Whampoa Finance CI Ltd., 7.45%, 8/1/17                    2/11/1999       132,765      150,000      172,739
----------------------------------------------------------------------------------------------------------------------
Metropolitan Life Insurance Co., 7.80%, 11/1/25                       6/2/1999        26,564       25,000       31,735
----------------------------------------------------------------------------------------------------------------------
Metropolitan Life Insurance Co., 7.80%, 11/1/25                      1/18/2001       250,755      250,000      317,346
----------------------------------------------------------------------------------------------------------------------
New York Life Insurance, 7.50%, 12/15/23                             3/19/1999       241,025      250,000      258,773
----------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co., 8.30%, 7/1/25                              7/31/1998        60,351       53,000       69,425
----------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co., 8.30%, 7/1/25                              1/27/1999       219,530      180,000      235,783
----------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co., 8.30%, 7/1/25                              9/23/1999       158,022      150,000      196,486
----------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co., 8.30%, 7/1/25                               2/3/2000       171,000      165,000      216,134
----------------------------------------------------------------------------------------------------------------------
RAS Laffan Liquid Natural Gas, 8.29%, 3/15/14                       11/24/1998        40,930       48,000       57,002
----------------------------------------------------------------------------------------------------------------------
RAS Laffan Liquid Natural Gas, 8.29%, 3/15/14                       11/25/1998       175,879      200,000      237,511
----------------------------------------------------------------------------------------------------------------------
RAS Laffan Liquid Natural Gas, 8.29%, 3/15/14                        3/19/2001       100,313      100,000      118,755
----------------------------------------------------------------- ------------- ------------- ------------ ------------

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HSBC Advisor Funds Trust


By:    /S/ Richard A. Fabietti
    ----------------------------
    Richard A. Fabietti
    President

Date: March 30, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ Troy A. Sheets
    ----------------------------
    Troy A. Sheets
    Treasurer

Date: March 30, 2005


By:    /S/ Richard A. Fabietti
    ----------------------------
    Richard A. Fabietti
    President

Date: March 30, 2005

* Print the name and title of each signing officer under his or her signature.


                         STATEMENT OF DIFFERENCES
                         ------------------------
The section symbol shall be expressed as................................ 'SS'